Property, plant and equipment, net	12 Months Ended
Mar. 31, 2021
Property Plant And Equipment [Abstract]
Property, plant and equipment, net

7. Property, plant and equipment, net

Property, plant and equipment, net consists of the following:

	Estimated	As of March 31,
	Useful Life	2020	2021	2021
	(in years)	(INR)	(INR)	(US$)
	(In million)
Plant and machinery (solar power plants)	25-35	90,995	101,331	1,385.4
Leasehold improvements — solar power plant	25-35	5,483	5,970	81.6
Furniture and fixtures	5	12	13	0.2
Vehicles	5	69	72	1.0
Office equipment	1-5	27	38	0.5
Computers	3	91	96	1.3
Leasehold improvements — office	1-3	126	147	2.0
		96,803	107,667	1,472.0
Less: Accumulated depreciation		9,246	11,966	163.6
Less: Accumulated impairment		-	657	9.0
		87,557	95,044	1,299.4
Freehold land		2,910	3,193	43.7
Construction in progress		5,526	10,610	145.1
Total		95,993	108,847	1,488.2

Depreciation expense on property, plant and equipment was INR 2,114 million, INR 2,808 million and INR 3,165 million (US$ 43.3 million) for the years ended March 31, 2019, 2020 and 2021, respectively. Refer note 23 for impairment recognized and classification of assets held for sale during the current year.

The Company has received government grants for the construction of rooftop projects amounting to INR 34 million and INR 115 million (US$ 1.6 million) for the years ended March 31, 2020 and 2021, respectively. The proceeds from these grants have been recorded as a reduction to the carrying value of the related projects.